Note 4 - Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
4.	FAIR VALUE MEASUREMENTS

The Company measures its cash equivalents and marketable securities at fair value.  The Company also determines the fair value of long-term investments and long-lived assets whenever events or changes in circumstances indicate the carrying value may not be recoverable.  Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants.  As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability.  A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 –	Observable inputs such as quoted prices for identical instruments in active markets;

Level 2 –	Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly;

Level 3 –	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Assets and liabilities measured at fair value on recurring and nonrecurring bases were as follows:

(In Thousands)

	Fair Value Measurements at the End of the Reporting Period
	Level 1	Level 2	Level 3	Total
Items measured at fair value on a recurring basis at December 31, 2014

Cash and cash equivalents
Money market mutual funds	$-	$162	$-	$162

Items measured at fair value on a recurring basis at December 31, 2013

Cash and cash equivalents
Money market mutual funds	$-	$1,764	$-	$1,764

Short-term investments
Government bonds	-	1,613	-	1,613
Corporate bonds	-	1,517	-	1,517
Agency bonds	-	5,448	-	5,448

Long-term investments
Available-for-sale securities (note 9)	1,284	-	-	1,284

Total recurring fair value measurements	$1,284	$10,342	$-	$11,626

Items measured at fair value on a nonrecurring basis at December 31, 2014	Level 1	Level 2	Level 3	Total	Total Losses

Long-term investments
Cost method securities (note 9)	$-	$-	$167	$167	$(83)
Long-lived assets held and used related to the exit activities
Property and equipment (note 3)	-	-	-	-	(24)
Other assets (note 3)	-	-	-	-	(58)

Total nonrecurring fair value measurements	$-	$-	$167	$167	$(165)

As described in note 3, in connection with the dissolution of the Intelligent Power Group, property and equipment and deferred charges with a carrying amount of $24,000, and $58,000, respectively, were written down to their fair value of zero, resulting in an exit activities charge of $82,000, which was included in earnings for the year ended December 31, 2014.  There were no items measured at fair value on a nonrecurring basis at December 31, 2013.

The Company utilized a pricing service to estimate fair value measurements for the money market mutual funds, government bonds, corporate bonds and agency bonds.  The pricing service utilized market quotations for fixed maturity securities that had quoted prices in active markets.  Fixed maturity securities generally traded daily on dealer bids rather than bids recorded on exchanges.  The pricing service prepared estimates of fair value measurements for these securities using its proprietary pricing applications which included available relevant market information, benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Since most of the fixed maturity securities had maturities of one year or less, the Company believed that the fair value would not be materially different from the original purchased cost.  The Company’s fair value processes included controls that were designed to ensure appropriate fair values were recorded.

The fair value estimates provided by the pricing service for the Company’s investments were based on observable market information rather than market quotes.  Accordingly, the estimates of fair value for short-term investments were determined based on Level 2 inputs at December 31, 2014 and 2013, respectively.

The fair value measurement in cost method securities was determined based on a recent round financing in August, 2014. Please also see discussions in note 9.